CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - EUR (€) € in Thousands	Share capital	Share premium	Accumulated losses	Other reserves	Total equity attributable to owners of the parent	Total
Equity at beginning of period at Dec. 31, 2016	€ 2,012	€ 126,358	€ (72,492)	€ 7,496	€ 63,374	€ 63,374
Total comprehensive loss of the period			(28,076)		(28,076)	(28,076)
Share-based payment				4,268	4,268	4,268
Issue of new shares	1,185	326,515			327,700	327,700
Transaction costs for equity issue (restated)		(23,015)			(23,015)	(23,015)
Exercise of stock options	19	660			679	679
Equity at end of period at Dec. 31, 2017	3,216	430,518	(100,568)	11,764	344,931	344,931
Total comprehensive loss of the period						(66,641)
Equity at end of period at Dec. 31, 2018	3,597	673,454	(169,603)	30,947	538,395	538,395
Equity at beginning of period at Jan. 01, 2018	3,216	430,518	(102,962)	11,764	342,536	342,536
Total comprehensive loss of the period			(66,641)		(66,641)	(66,641)
Share-based payment				19,183	19,183	19,183
Issue of new shares	347	255,374			255,721	255,721
Transaction costs for equity issue (restated)		(14,655)			(14,655)	(14,655)
Exercise of stock options	34	2,217			2,251	2,251
Equity at end of period at Dec. 31, 2018	3,597	673,454	(169,603)	30,947	538,395	538,395
Adoption of IFRS 15 (modified retrospective approach)			(2,395)		(2,395)	(2,395)
Total comprehensive loss of the period			(162,965)		(162,965)	(162,965)
Share-based payment				39,552	39,552	39,552
Issue of new shares	637	678,299			678,936	678,936
Transaction costs for equity issue (restated)		(22,999)			(22,999)	(22,999)
Accounting treatment of the share subscription agreement		(24,948)			(24,948)	(24,948)
Exercise of stock options	42	4,733			4,775	4,775
Equity at end of period at Dec. 31, 2019	€ 4,276	€ 1,308,539	€ (332,568)	€ 70,499	€ 1,050,746	€ 1,050,746